LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Schedule of component lease receivables

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Current
Account receivable - Operating lease	13,318	93,883	13,612
Account receivable - Sales-type lease	1,010	906	131
Net investment in direct financing leases	2,699	—	—

Non-current
Net investment in direct financing leases	4,796	—	—

Total	21,823	94,789	13,743

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2022
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,326	482	414	60	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,326	482	—	—	—	—

Lease income relating to lease payments					18,226	2,643
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	18,226	2,643

	For the Year Ended December 31, 2021
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	5,210	818	1,361	214	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	5,210	818	—	—	—	—

Lease income relating to lease payments					35,913	5,635
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	33,793	5,303

Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Minimum lease payments to be received	8,384	—	—
Unearned income	(889)	—	—
Net investment in direct financing leases	7,495	—	—
Current	2,699	—	—
Non-current	4,796	—	—
Total	7,495	—	—

Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

	Future minimum
	operating lease payments
	RMB	US$
2023	1,796	260
2024	1,796	260
2025	96	14
2026	96	14
2027	96	14
Above 5 years	16	2

Schedule of components of lease cost

	For the year ended December 31, 2022
	RMB	US$
Operating lease cost	37,587	5,450
Short term lease cost	326	47

Total	37,913	5,497

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2022
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	12,887	1,868
ROU assets obtained in exchange for operating lease liabilities*	105,200	15,253
Weighted-average remaining lease terms (in years)	4	4
Weighted-average discount rate	5.75%	5.75%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2022. Changes in the ROU asset and liability are presented net within operating activities.

Summary of future minimum lease payments

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2023	48,512	7,034
2024	23,719	3,439
2025	23,702	3,436
2026	23,302	3,378
2027	21,723	3,150
Thereafter	189,280	27,443
Total future lease payments	330,238	47,880
Less: Imputed interest	94,369	13,683
Total lease liability balance	235,869	34,197

Schedule of prepaid land lease payments

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	463,992	464,209	67,304
Less: accumulated amortization	(47,096)	(56,723)	(8,224)
Net carrying value	416,896	407,486	59,080

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2023	9,627	1,396
2024	9,627	1,396
2025	9,627	1,396
2026	9,627	1,396
2027	9,627	1,396